Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (Pension Plans [Member], USD $)
In Billions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all pension plans	$ 3.6	$ 3.8